Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the fair value and presentation in the Consolidated Balance Sheets for derivative instruments as of December 31, 2018 and 2017:

(dollars in millions)	Balance Sheet Location	December 31, 2018	December 31, 2017
Derivatives designated as hedging instruments:
Foreign exchange contracts	Asset Derivatives:
	Other assets, current	$10	$77
	Other assets	12	101
	Total asset derivatives	$22	$178
	Liability Derivatives:
	Accrued liabilities	(83)	(10)
	Other long-term liabilities	(111)	(8)
	Total liability derivatives	$(194)	$(18)
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Asset Derivatives:
	Other assets, current	44	70
	Other assets	19	5
	Total asset derivatives	$63	$75
	Liability Derivatives:
	Accrued liabilities	(89)	(57)
	Other long-term liabilities	(3)	(3)
	Total liability derivatives	$(92)	$(60)

Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]

	Year Ended December 31,
(dollars in millions)	2018	2017
(Loss) Gain recorded in Accumulated other comprehensive loss	$(307)	$347
Gain reclassified from Accumulated other comprehensive loss into Product sales	$(16)	$(39)

Other Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]

	Year Ended December 31,
(dollars in millions)	2018	2017
Gain recognized in Other income, net	$115	$77